Fair Value Measurement (Details 2) (Investment portfolio, Carrying value of the investment portfolio, Maximum)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investment portfolio | Carrying value of the investment portfolio | Maximum
Concentration of credit risk
Percentage of carrying value of investment portfolio represented by largest single issuer	15.00%	15.00%